Myra P. Mahoney, P.A.

3101 N. Federal Highway, Suite 401

Fort Lauderdale, Florida 33306

(954) 563-1050

Fax (954) 563-1095

mmahoney@mymalaw.com

April 17, 2009

VIA FACSIMILE

AND EDGAR

Ms. Susan Block

Attorney-Advisor

United States Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Scorpion Performance, Inc.

Amendment No. 4 to Registration Statement on Form 10

Filed February 22, 2009

File No. 000-52859

Dear Ms. Block:

Please be advised that the undersigned has been retained by Scorpion Performance, Inc. (the “Company”) in connection with the Company’s Form 10 registration and ongoing periodic filings of the Company. On behalf of the Company, I hereby submit responses to the staff's Comment Letter dated February 3, 2009 with all references to revisions found in the marked Amendment No. 5 submitted for filing this April 17, 2009.

Form 10

General

1)	We note you omitted Item 1 and Items 3 through 14. Please refile the Form 10 to include all items, not just the items you revised.
RESPONSE:

As provided in Rule 12b-15, Amendment No. 4 contained the complete text of each item as amended; however, we have complied with your request and included all items in Amendment No. 5 which items have been updated to include 2008 year end disclosures and financial information.

Ms. Susan Block

April 17, 2009

Risk Factors

The Current Decline in the Automobile Industry

2)

We note your added disclosure regarding steps you are taking to diversify your operational activities by expanding your anodizing division and developing the operational activities to manufacture certain medical instruments and appliances used in orthopedic procedures. To the extent you discuss future business plans or strategies, please add disclosure about implementation costs, the source of funds and the potential timeline for implementing a plan or strategy in your Business or Plan of Operations sections of the filling. In the alternative, delete these added references to diversifying your operational activities. Refer to our prior comment 25 in our letter to you dated November 8, 2007 for additional guidance.

RESPONSE:	We revised our risk factors and discussions under the MD&A section to add disclosure about implementation costs, source of funds and implementation of our proposed future business plans.

I believe that this response addresses your comments; however, if you require further clarification or if you have questions, please contact the undersigned at (954) 563-1050.

Respectfully yours,

/s/ Myra P. Mahoney

cc:	Mr. Robert Stopanio, Scorpion Performance, Inc.